Supplemental information with respect to cash flows	12 Months Ended
Dec. 31, 2022
Supplemental Cash Flow Elements [Abstract]
Supplemental information with respect to cash flows

13. Supplemental information with respect to cash flows

	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Ordinary shares issued to retire accounts payable (note 6(b)(ii))	$125,000	$194,186	$60,000
Ordinary shares issued to retire interest payable and promissory notes payable	$—	$23,000	$2,318,542
Ordinary shares issued to retire line of credit	$—	$—	$9,681,458
Reclassification of additional paid-in capital on exercise of stock options	$—	$41,271	$—
Additional paid-in capital on KWC loan payable (note 4(d))	$113,912	$—	$—